Other assets-Office buildings, land, equipment and facilities and Other / Other liabilities - Schedule of finite-lived intangible assets by type (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 76,789	¥ 69,492
Accumulated amortization	(68,301)	(63,237)
Net carrying amount	8,488	6,255
Client relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	74,550	67,492
Accumulated amortization	(66,465)	(61,715)
Net carrying amount	8,085	5,777
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	2,239	2,000
Accumulated amortization	(1,836)	(1,522)
Net carrying amount	¥ 403	¥ 478